Document and Entity Information	Jun. 21, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2023
Entity File Number	001-41603
Entity Registrant Name	Bridger Aerospace Group Holdings, Inc.
Entity Central Index Key	0001941536
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-3599336
Entity Address, Address Line One	90 Aviation Lane
Entity Address, City or Town	Belgrade
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59714
City Area Code	406
Local Phone Number	813-0079
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BAER
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BAERW
Security Exchange Name	NASDAQ